EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	$ 155	$ 63	$ 181
Non-controlling interests	1,957	1,962
Current assets	27,973	28,616
Non-current assets	54,079	59,292
Total assets	82,052	87,908
Current liabilities	22,667	21,287
Non-current liabilities	19,148	26,138
Profit (loss) from continuing operations	(578)	(2,391)	5,330
Total comprehensive income (loss)	(1,404)	(3,015)	3,755
Net cash provided by / (used in) operating activities	4,082	6,017	4,196
Net cash provided by / (used in) investing activities	(2,011)	(3,824)	(3,759)
Net cash provided by / (used in) financing activities	(1,498)	514	(689)
Impact of currency movements on cash	163	(22)	(140)
Cash and cash equivalents:
At the beginning of the year	4,867	2,172	2,574
At the end of the year	5,600	4,867	2,172
Dividend to non-controlling interests	(181)	(129)	(119)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	155	63	181
Non-controlling interests	$ 1,957	$ 1,962
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	30.78%	30.78%
Net income attributable to non-controlling interests	$ (34)	$ (98)	29
Non-controlling interests	24	74
Current assets	853	997
Non-current assets	572	618
Total assets	1,425	1,615
Current liabilities	875	907
Non-current liabilities	471	468
Total net assets	79	240
Revenue	1,526	2,864	3,440
Profit (loss) from continuing operations	(110)	(319)	95
Total comprehensive income (loss)	(138)	(312)	(40)
Net cash provided by / (used in) operating activities	30	(35)	69
Net cash provided by / (used in) investing activities	(13)	(79)	132
Net cash provided by / (used in) financing activities	77	97	(260)
Impact of currency movements on cash	19	5	(10)
Cash and cash equivalents:
At the beginning of the year	60	72	141
At the end of the year	173	60	72
Dividend to non-controlling interests		$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	67.57%	67.57%
Net income attributable to non-controlling interests	$ 0	$ 0	2
Non-controlling interests	$ 114	103
Proportion of ownership interest in subsidiary (in percent)	32.43%
Current assets	$ 214	188
Non-current assets	114	102
Total assets	328	290
Current liabilities	115	101
Non-current liabilities	48	39
Total net assets	165	150
Revenue	324	366	396
Profit (loss) from continuing operations	(1)	(1)	4
Total comprehensive income (loss)	3	0	5
Net cash provided by / (used in) operating activities	39	9	22
Net cash provided by / (used in) investing activities	(5)	(5)	(5)
Net cash provided by / (used in) financing activities	(1)	(6)	0
Impact of currency movements on cash	6	0	0
Cash and cash equivalents:
At the beginning of the year	53	55	38
At the end of the year	92	53	55
Dividend to non-controlling interests		$ (4)	0
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%
PJSC ArcelorMittal Kryvyi Rih
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	4.87%	4.87%
Net income attributable to non-controlling interests	$ (1)	$ (5)	15
Non-controlling interests	151	185
Current assets	1,050	1,557
Non-current assets	2,871	3,530
Total assets	3,921	5,087
Current liabilities	619	1,130
Non-current liabilities	354	446
Total net assets	2,948	3,511
Revenue	2,348	2,420	2,497
Profit (loss) from continuing operations	17	(100)	340
Total comprehensive income (loss)	14	(141)	331
Net cash provided by / (used in) operating activities	697	163	313
Net cash provided by / (used in) investing activities	(212)	(270)	(346)
Net cash provided by / (used in) financing activities	(485)	68	50
Impact of currency movements on cash	(11)	8	(4)
Cash and cash equivalents:
At the beginning of the year	42	73	60
At the end of the year	31	42	73
Dividend to non-controlling interests		$ 0	0
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	45.00%	45.00%
Net income attributable to non-controlling interests	$ 33	$ 28	28
Non-controlling interests	116	141
Current assets	200	225
Non-current assets	112	148
Total assets	312	373
Current liabilities	93	98
Non-current liabilities	9	14
Total net assets	210	261
Revenue	650	761	771
Profit (loss) from continuing operations	75	63	59
Total comprehensive income (loss)	79	64	62
Net cash provided by / (used in) operating activities	86	76	47
Net cash provided by / (used in) investing activities	(12)	(12)	(14)
Net cash provided by / (used in) financing activities	(65)	(62)	(27)
Impact of currency movements on cash	(2)	0	0
Cash and cash equivalents:
At the beginning of the year	13	11	5
At the end of the year	20	13	11
Dividend to non-controlling interests	$ (27)	$ (18)	(18)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	0.00%	0.00%
Net income attributable to non-controlling interests	$ 0	$ 0	0
Non-controlling interests	855	801
Current assets	694	905
Non-current assets	1,044	1,193
Total assets	1,738	2,098
Current liabilities	54	298
Non-current liabilities	113	76
Total net assets	1,571	1,724
Revenue	0	0	0
Profit (loss) from continuing operations	(208)	144	(555)
Total comprehensive income (loss)	(208)	144	(555)
Net cash provided by / (used in) operating activities	(209)	857	38
Net cash provided by / (used in) investing activities	208	(114)	(38)
Net cash provided by / (used in) financing activities	1	(743)	0
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	0	0	0
At the end of the year	0	0	0
Dividend to non-controlling interests		$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	15.00%	15.00%
Net income attributable to non-controlling interests	$ 127	$ 114	91
Non-controlling interests	466	486
Current assets	1,566	1,434
Non-current assets	2,987	3,083
Total assets	4,553	4,517
Current liabilities	515	457
Non-current liabilities	633	591
Total net assets	3,405	3,469
Revenue	2,746	2,655	2,396
Profit (loss) from continuing operations	849	766	636
Total comprehensive income (loss)	747	761	642
Net cash provided by / (used in) operating activities	922	1,045	735
Net cash provided by / (used in) investing activities	(137)	(332)	(134)
Net cash provided by / (used in) financing activities	(870)	(683)	(579)
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	210	180	158
At the end of the year	125	210	180
Dividend to non-controlling interests	$ (126)	$ (102)	(87)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	62.86%	62.86%
Net income attributable to non-controlling interests	$ 2	$ 3	4
Non-controlling interests	167	154
Current assets	182	129
Non-current assets	89	122
Total assets	271	251
Current liabilities	0	1
Non-current liabilities	0	1
Total net assets	271	249
Revenue	0	0	0
Profit (loss) from continuing operations	4	5	6
Total comprehensive income (loss)	4	5	6
Net cash provided by / (used in) operating activities	8	9	10
Net cash provided by / (used in) investing activities	20	17	14
Net cash provided by / (used in) financing activities	(6)	(7)	(9)
Impact of currency movements on cash	5	0	(1)
Cash and cash equivalents:
At the beginning of the year	46	27	13
At the end of the year	73	46	27
Dividend to non-controlling interests	$ (3)	$ (5)	(7)
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)	15.00%	15.00%
Net income attributable to non-controlling interests	$ 28	$ 18	(2)
Non-controlling interests	(222)	(250)
Current assets	153	155
Non-current assets	150	123
Total assets	303	278
Current liabilities	1,583	1,739
Non-current liabilities	55	46
Total net assets	(1,335)	(1,507)
Revenue	361	257	132
Profit (loss) from continuing operations	192	115	(12)
Total comprehensive income (loss)	192	115	(12)
Net cash provided by / (used in) operating activities	223	84	(18)
Net cash provided by / (used in) investing activities	(19)	(18)	(29)
Net cash provided by / (used in) financing activities	(204)	(65)	47
Impact of currency movements on cash	0	0	0
Cash and cash equivalents:
At the beginning of the year	1	0	0
At the end of the year	1	1	0
Dividend to non-controlling interests		0	0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests	0	3	$ 14
Non-controlling interests	$ 286	$ 268
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%